OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES
Schedule of financial liabilities

	Balance
	Current		Non-current
	12.31.2021	12.31.2020	12.31.2021	12.31.2020
	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans (Note 17.1.1 - 2)	26,617	799,072	4,000,000	4,000,000
Bonds payable, net[1] (Note 17.2)	25,383,339	18,705,015	1,020,661,942	918,921,342
Bottle guaranty deposits	13,402,885	12,126,831	—	—
Derivative contract liabilities (Note 17.3)	758,663	1,217,322	—	51,568,854
Lease liabilities (Note 17.4.1 - 2)	8,191,535	5,718,484	16,387,030	15,339,373
Total	47,763,039	38,566,724	1,041,048,972	989,829,569

[1] Amounts net of issuance expenses and discounts related to issuance.

Schedule of the fair value of financial assets and liabilities

	Book Value	Fair Value	Book Value	Fair Value
Current	12.31.2021	12.31.2021	12.31.2020	12.31.2020
	ThCh$	ThCh$	ThCh$	ThCh$
Cash and cash equivalent (2)	304,312,020	304,312,020	309,530,699	309,530,699
Other financial assets (1)	961,705	961,705	—	—
Trade debtors and other accounts receivable (2)	265,490,626	265,490,626	194,021,253	194,021,253
Accounts receivable related companies (2)	9,419,050	9,419,050	11,875,408	11,875,408
Bank liabilities (2)	26,617	111,992	799,072	896,307
Bonds payable (2)	25,383,339	26,774,799	18,705,015	22,471,852
Bottle guaranty deposits (2)	13,402,885	13,402,885	12,126,831	12,126,831
Forward contracts liabilities (see Note 22) (1)	758,663	758,663	1,217,322	1,217,322
Leasing agreements (2)	8,191,535	8,191,535	5,718,484	5,718,484
Accounts payable (2)	327,710,552	327,710,552	230,438,133	230,438,133
Accounts payable related companies (2)	56,103,461	56,103,461	39,541,968	39,541,968

Non-current	12.31.2021	12.31.2021	12.31.2020	12.31.2020
	ThCh$	ThCh$	ThCh$	ThCh$
Other financial assets (1)	281,337,127	281,337,127	150,983,295	150,983,295
Non-current accounts receivable (2)	126,464	126,464	73,862	73,862
Accounts receivable related companies (2)	98,940	98,940	138,346	138,346
Bank liabilities (2)	4,000,000	4,056,753	4,000,000	4,056,753
Bonds payable (2)	1,020,661,942	1,041,841,338	918,921,342	1,088,617,557
Leasing agreements (2)	16,387,030	16,387,030	15,339,373	15,339,373
Non-current accounts payable (2)	256,273	256,273	295,279	295,279
Derivative contracts liabilities (see Note 22) (1)	—	—	51,568,854	51,568,854
(1)	Fair values are based on discounted cash flows using market discount rates at the close of the six-month and one-year period and are classified as Level 2 of the fair value measurement hierarchies.

(2)	Financial instruments such as: Cash and Cash Equivalents, Trade and Other Accounts Receivable, Accounts Receivable, Bottle Guarantee Deposits and Trade Accounts Payable, and Other Accounts Payable present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.

Schedule of bank obligations, current

									Maturity		Total
Indebted entity			Creditor entity				Tipo de	Nominal	Up to	90 days to	At	At
Taxpayer ID	Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	90 days	1 year	12.31.2021	12.31.2020
									ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	UF	Semiannually	2.13%	—	—		760,667
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	CLP	Semiannually	2.00%	26,617	—	26,617	33,111
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Galicia y Buenos Aires S.A.	Argentina	ARS	Monthly	22.00%	—	—	—	5,294
Total											26,617	799,072

Schedule of bank obligations, non-current

									Maturity
Indebted entity			Creditor entity				Type of	Nominal	1 year up to	More than 2	More than 3	More than 4	More than 5	At
Taxpayer ID	Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	years	12.31.2021
									ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	CLP	Semiannually	2.00%	—	—	4,000,000	—	—	4,000,000
Total														4,000,000

17.1.3     Bank liabilities, non-current previous year

									Maturity
Indebted entity			Creditor entity				Type of	Nominal	1 year up to	more than 2	more than 3	more than 4	more than 5	At
Taxpayer ID	Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	2 years	up to 3 years	up to 4 years	up to 5 years	years	12.31.2020
									ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	CLP	Semiannually	2.00%	—	—	4,000,000	—	—	4,000,000
Total														4,000,000

Schedule of bonds payable

	Current		Non-current		Total
Composition of bonds payable	12.31.2021	12.31.2020	12.31.2021	12.31.2020	12.31.2021	12.31.2020
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bonds face value [1]	26,103,215	19,347,033	1,027,864,462	925,968,913	1,053,967,677	945,315,946

[1] Gross amounts do not consider discounts related to issuance.

Schedule of current and noncurrent balances

		Current
		nominal	Adjustment	Interest	Final	Interest	Current		Non-current
Bonds	Series	amount	unit	rate	maturity	payment	12.31.2021	12.31.2020	12.31.2021	12.31.2020
							ThCh$	ThCh$	ThCh$	ThCh$
CMF Registration 254 06.13.2001	B	1,389,336	UF	6.5%	12-01-2026	Semiannually	8,769,787	7,776,693	34,515,188	40,388,468
CMF Registration 641 08.23.2010	C	1,363,636	UF	4.0%	08-15-2031	Semiannually	4,853,856	647,672	38,035,317	43,605,495
CMF Registration 760 08.20.2013	D	4,000,000	UF	3.8%	08-16-2034	Semiannually	1,737,109	1,629,677	123,966,960	116,281,320
CMF Registration 760 04.02.2014	E	3,000,000	UF	3.75%	03-01-2035	Semiannually	1,151,467	1,083,063	92,975,229	87,210,999
CMF Registration 912 10.10.2018	F	5,700,000	UF	2.83%	09-25-2039	Semiannually	1,316,202	1,234,601	176,652,918	165,700,881
Bonds USA 2023 10.01.2013	—	365,000,000	US$	5.0%	10-01-2023	Semiannually	3,853,898	3,243,709	308,311,850	259,496,750
Bonds USA 2050 01.01.2020	—	300,000,000	US$	3.95%	01-21-2050	Semiannually	4,420,896	3,731,618	253,407,000	213,285,000
						Total	26,103,215	19,347,033	1,027,864,462	925,968,913

Schedule of non-current maturities

		Year of maturity				Total Non-
		More than 1	More than 2	More than 3		current
	Series	up to 2	up to 3	up to 4	More than 5	12.31.2021
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CMF Registration 254 06.13.2001	B	9,098,047	9,689,420	10,319,232	5,408,489	34,515,188
CMF Registration 641 08.23.2010	C	4,226,146	4,226,147	4,226,146	25,356,878	38,035,317
CMF Registration 760 08.20.2013	D	—	—	—	123,966,960	123,966,960
CMF Registration 760 04.02.2014	E	—	—	—	92,975,229	92,975,229
CMF Registration 912 10.10.2018	F	—	—	—	176,652,918	176,652,918
Bonds USA	—	—	308,311,850	—	—	308,311,850
Bonds USA 2	—	—	—	—	253,407,000	253,407,000
Total		13,324,193	322,227,417	14,545,378	677,767,474	1,027,864,462

Schedule of restrictions regarding bonds placed in the local market

12.31.2021
ThCh$
Total Equity	1,101,413,559
Net financial debt	307,692,116
Unencumbered assets	2,638,120,437
Total unsecured liabilities	1,562,394,258
EBITDA LTM	382,001,096
Net financial expenses LTM	48,510,695

Schedule of current liabilities for leasing agreements

								Maturity		Total
Indebted entity		Creditor entity				Amortization	Nominal	Up to	90 days up to	Al	al
Name	Country	Taxpayer ID	Name	Country	Currency	Type	Rate	90 days	1 year	12.31.2021	12.31.2020
								M$	M$	M$	M$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	12.28%	208,428	664,893	873,321	698,526
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	BRL	Monthly	7.39%	46,545	133,591	180,136	208,738
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Real estate	Brazil	BRL	Monthly	8.10%	86,365	181,387	267,752	183,694
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leão	Brazil	BRL	Monthly	3.50%	72,497	216,912	289,409	269,310
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	37,087	111,260	148,347	83,469
Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Comafi	Argentina	USD	Monthly	12.00%	24,779	-	24,779	124,927
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	94,094	392,699	486,793	213,905
Embotelladora del Atlántico S.A.	Argentina	Foreign	Systems	Argentina	USD	Monthly	12.00%	34,526	103,577	138,103	82,227
VJ S.A.	Chile	93.899.000-k	De Lage Landen Chile S.A	Chile	USD	Linear	12.16%	137,601	421,271	558,872	-
Vital Aguas S.A	Chile	76.389.720-6	Coca-Cola del Valle New Ventures S.A	Chile	CLP	Linear	7.50%	298,788	808,351	1,107,139	1,171,464
Envases Central S.A	Chile	96.705.990-0	Coca-Cola del Valle New Ventures S.A	Chile	CLP	Linear	5.56%	584,259	1,780,718	2,364,977	2,290,464
Paraguay Refrescos SA	Paraguay	80.003.400-7	Tetra Pack Ltda. Suc. Py	Paraguay	PGY	Monthly	1.00%	66,479	118,866	185,345	215,632
Transportes Polar S.A.	Chile	96.928.520-7	Cons. Inmob. e Inversiones Limitada	Chile	UF	Monthly	2.89%	25,212	76,738	101,950	92,778
Embotelladora Andina S.A	Chile	91.144.000-8	Central de Restaurante Aramark Ltda.	Chile	CLP	Monthly	1.30%	13,997	-	13,997	83,350
Transportes Andina Refrescos Ltda	Chile	78.861.790-9	Arrendamiento De Maquinaria SPA	Chile	UF	Monthly	1.00%	68,732	205,331	274,063	-
Transportes Andina Refrescos Ltda	Chile	78.861.790-9	Comercializadora Novaverde Limitada	Chile	UF	Monthly	0.08%	94,083	282,363	376,446	-
Transportes Andina Refrescos Ltda	Chile	78.861.790-9	Jungheinrich Rentalift SPA	Chile	UF	Monthly	0.24%	197,874	602,232	800,106	-
									Total	8,191,535	5,718,484

Schedule of noncurrent liabilities for leasing agreements

17.4.2    Non-current liabilities for leasing agreements

								Maturity
Indebted entity		Creditor entity				Amortization	Nominal	1 year up to	2 years up to	3 years up to	4 years up to	More than	at
Name	Country	Taxpayer ID	Name	Country	Currency	Type	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2021
								ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brasil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	12.28%	986,852	1,115,143	1,260,112	1,423,926	3,917,596	8,703,629
Rio de Janeiro Refrescos Ltda.	Brasil	Foreign	Tetra Pack|	Brazil	BRL	Monthly	7.39%	64,906	69,872	75,217	80,971	256,055	547,021
Rio de Janeiro Refrescos Ltda.	Brasil	Foreign	Real estate	Brazil	BRL	Monthly	8.10%	115,321	28,670	-	-	-	143,991
Rio de Janeiro Refrescos Ltda.	Brasil	Foreign	Leao Alimentos e Bebidas Ltda.	Brazil	BRL	Monthly	3.50%	276,248	269,864	249,693	29,102	27,331	852,238
Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Comafi	Argentina	USD	Monthly	12.00%	-	86,276	-	-	-	86,276
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	-	296,693	-	234,882	-	531,575
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	-	86,139	-	-	-	86,139
VJ S.A.	Chile	Foreign	De Lage Landen Chile S.A	Chile	USD	Monthly	12.16%	1,343,457	-	-	-	-	1,343,457
Envases Central S.A	Chile	76.572.588-7	Coca-Cola del Valle New Ventures S.A	Chile	CLP	Monthly	5.56%	602,887	-	-	-	-	602,887
Transportes Andina Refrescos Ltda	Chile	85.275.700-0	Arrendamiento De Maquinaria SPA	Chile	UF	Monthly	1.00%	-	541,264	-	44,696	-	585,960
Transportes Polar S.A.	Chile	76.413.243-2	Cons. Inmob. e Inversiones Limitada	Chile	UF	Monthly	2.89%	-	212,945	-	64,460	-	277,405
Transportes Andina Refrescos Ltda	Chile	77.526.480-2	Comercializadora Novaverde Limitada	Chile	UF	Monthly	0.08%	-	156,942	-	-	-	156,942
Transportes Andina Refrescos Ltda	Chile	78.861.790-9	Jungheinrich Rentalift SPA	Chile	UF	Monthly	0.24%	-	1,670,939	-	798,571	-	2,469,510
												Total	16,387,030

17.4.3 Non-current liabilities for leasing agreements (previous year)

								Maturity
Indebted entity		Creditor entity				Amortization	Nominal	1 year up to	2 years up to	3 years up to	4 years up to	More than	at
Name	Country	Taxpayer ID	Name	Country	Currency	Type	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2020
								THCH$	THCH$	THCH$	THCH$	THCH$	THCH$
Rio de Janeiro Refrescos Ltda.	Brasil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	12.28%	789,334	891,946	1,007,901	1,138,928	4,827,833	8,655,942
Rio de Janeiro Refrescos Ltda.	Brasil	Foreign	Tetra Pack|	Brazil	BRL	Monthly	7.39%	95,856	—	—	—	—	95,856
Rio de Janeiro Refrescos Ltda.	Brasil	Foreign	Real estate	Brazil	BRL	Monthly	8.20%	72,906	32,980	23,547	—	—	129,433
Rio de Janeiro Refrescos Ltda.	Brasil	Foreign	Leao Alimentos e Bebidas Ltda.	Brazil	BRL	Monthly	6.56%	261,577	249,681	243,911	225,680	51,007	1,031,856
Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Comafi	Argentina	USD	Monthly	12.00%	—	20,867	—	-	—	20,867
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	—	249,854	—	249,854	72,874	572,582
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	—	128,930	—	—	—	128,930
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	—	95,931	—	—	—	95,931
Vital Aguas S.A	Chile	76.572.588-7	Coca-Cola del Valle New Ventures S.A	Chile	CLP	Monthly	8.20%	1,107,140	—	—	—	—	1,107,140
Envases Central S.A	Chile	76.572.588-7	Coca-Cola del Valle New Ventures S.A	Chile	CLP	Monthly	9.00%	2,967,864	—	—	—	—	2,967,864
Paraguay Refrescos SA	Paraguay	80.003.400-7	Tetra Pack Ltda. Suc. Py	Paraguay	Guaraní	Monthly	1.00%	—	163,635	—	—	—	163,635
Transportes Polar S.A.	Chile	76.413.243-2	Cons. Inmob. e Inversiones Limitada	Chile	UF	Monthly	2.89%	—	193,789	—	161,551	—	355,340
Embotelladora Andina S.A	Chile	76.178.360-2	Central de Restaurante Aramark Ltda.	Chile	CLP	Monthly	1.30%	—	13,997	—	—	—	13,997
												Total	15,339,373